Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended		72 Months Ended	75 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Sep. 30, 2011
Revenues	$ 0	$ 0	$ 0	$ 0	$ 2,278	$ 2,278
Cost of goods sold	0	0	0	0	1,182	1,182
Gross profit	0	0	0	0	1,096	1,096
Operating expenses:
Inventory impairment	0	0	0	0	1,469	1,469
Mineral rights impairment expense	0	0	4,120,000	4,718,785	8,838,785	8,838,785
Loss on settlements, net	0	0	1,497,500	0	1,497,500	1,497,500
Exploration expenses	468,242	272,642	560,075	2,335,779	2,895,854	3,364,096
General and administrative expenses	1,250,196	831,227	5,448,667	2,762,102	8,399,280	9,649,476
Total operating expenses	1,718,438	1,103,869	11,626,242	9,816,666	21,632,888	23,351,326
Other (income) expense:
Warrant modification expense	0	0	1,068,320	0	1,068,320	1,068,320
Change in fair value of derivative liability - warrant instruments	(6,948,644)	(2,772,726)	6,116,147	6,223,547	12,339,694	5,391,050
Loss on debt extinguishment	841,752	0				841,752
(Gain) loss on foreign currency translation	14,985	3,437	(1,383)	5,160	3,777	18,762
Interest income	(715)	(67)	(534)	(4,404)	(4,949)	(5,664)
Interest expense	534,204	1,944	410,590	7,713	423,140	957,344
Total other (income) expense	(5,558,418)	(2,767,412)	7,593,140	6,232,016	13,829,982	8,271,564
Net income (loss)	$ 3,839,980	$ 1,663,543	$ (19,219,382)	$ (16,048,682)	$ (35,461,774)	$ (31,621,794)
Basic and diluted net earnings (loss) per share (in dollars per share)	$ 0.01	$ 0.02	$ (0.16)	$ (0.19)
Weighted average number of common shares outstanding - basic and diluted (in shares)			123,690,841	83,014,592
Weighted average number of common shares outstanding
Basic (in shares)	287,821,798	82,708,587
Diluted (in shares)	304,402,915	85,208,587